Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Tax Provision
As previously discussed in Note 2 — “Significant Accounting Policies”, although TimkenSteel was historically included in the consolidated income tax returns of The Timken Company, TimkenSteel’s income taxes are computed and reported herein under the “separate return method” for periods ending prior to and on June 30, 2014. Use of the separate return method may result in differences when the sum of the amounts allocated to standalone tax provisions are compared with amounts presented in the Consolidated Financial Statements. In that event, the related deferred tax assets and liabilities could be significantly different from those presented herein. Certain tax attributes, such as net operating loss carryforwards that were actually reflected in Timken’s Consolidated Financial Statements may or may not exist at the standalone level for TimkenSteel. Following the spinoff on June 30, 2014, TimkenSteel’s income taxes are computed and reported herein under the asset and liability method under ASC 740. Prior to the June 30, 2014 spinoff transaction from Timken, TimkenSteel was included in Timken’s income tax returns for all applicable years. TimkenSteel anticipates an adjustment of income taxes payable under the tax sharing agreement between Timken and TimkenSteel upon the filing of Timken’s consolidated U.S. federal and state income tax returns for the period prior to June 30, 2014. When the income tax payable adjustments are finalized with Timken for the pre-June 30, 2014 period based on filed tax returns, TimkenSteel will adjust its additional paid-in capital as necessary.
Income from operations before income taxes, based on geographic location of the operations to which such earnings are attributable, is provided below.

	Years Ended December 31,
	2014	2013	2012
United States	$155.0	$125.9	$231.9
Non-United States	3.2	1.7	2.4
Income from operations before income taxes	$158.2	$127.6	$234.3

The provision for income taxes consisted of the following:

	Years Ended December 31,
	2014	2013	2012
Current:
Federal	$32.3	$18.5	$65.6
State and local	5.3	3.5	5.4
Foreign	0.5	0.1	1.0
	$38.1	$22.1	$72.0
Deferred:
Federal	$17.6	$15.5	$6.8
State and local	(1.9)	0.5	0.2
Foreign	—	—	0.1
	15.7	16.0	7.1
United States and foreign tax expense on income	$53.8	$38.1	$79.1

Tax payments made by Timken, related to TimkenSteel, for the six months ended June 30, 2014 and for the year ended December 31, 2013 and December 31, 2012 were $35.2 million, $22.1 million and $72.0 million, respectively. Income taxes currently payable prior to the spinoff are deemed to have been remitted to Timken, in cash, in the period the liability arose and income taxes currently receivable are deemed to have been received from Timken in the period that a refund could have been recognized by TimkenSteel had TimkenSteel been a separate taxpayer.
Tax payments made by TimkenSteel for the six months ended December 31, 2014 were $27.9 million and $0.4 million for U.S. federal and state payments and foreign payments, respectively. At December 31, 2014, TimkenSteel had refundable overpayments of federal income taxes of approximately $25.0 million. TimkenSteel recorded that receivable as a component of prepaid expenses on the Consolidated Balance Sheets.
The reconciliation between TimkenSteel’s effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	Years Ended December 31,
	2014	2013	2012
Income tax at the U.S. federal statutory rate	$55.4	$44.6	$82.0
Adjustments:
State and local income taxes, net of federal tax benefit	2.1	2.5	3.7
Foreign losses without current tax benefits	—	—	0.5
Foreign earnings taxed at different rates including tax holidays	(0.2)	(0.3)	0.3
U.S. domestic manufacturing deduction	(3.2)	(2.3)	(6.4)
U.S. research tax credit	(0.6)	(0.5)	(0.6)
Accruals and settlements related to tax audits	—	(6.1)	—
Other items, net	0.3	0.2	(0.4)
Provision for income taxes	$53.8	$38.1	$79.1
Effective income tax rate	34.0%	29.9%	33.8%
Income tax expense includes U.S. and international income taxes. Except as required under U.S. tax law, U.S. income and foreign withholding taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested outside the United States. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. Undistributed earnings of foreign subsidiaries that are invested indefinitely outside of the United States were $1.5 million, $6.4 million and $9.0 million at December 31, 2014, 2013 and 2012, respectively. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable because of the complexities of the hypothetical calculation.
The effect of temporary differences giving rise to deferred tax assets and liabilities at December 31, 2014 and 2013 was as follows:

	December 31,
	2014	2013
Deferred tax assets:
Pension and other postretirement benefits	$52.7	$—
Other employee benefit accruals	17.2	5.2
Tax loss carryforwards	18.1	14.1
Intangible assets	3.0	3.1
Other, net	1.7	8.3
Deferred tax assets subtotal	$92.7	$30.7
Valuation allowances	(11.7)	(14.1)
Deferred tax assets	80.8	16.6
Deferred tax liabilities:
Depreciation	($131.9)	($93.4)
Inventory	(3.7)	(7.6)
Deferred tax liabilities subtotal	(135.6)	(101.0)
Net deferred tax liabilities	($54.8)	($84.4)
As of December 31, 2014, TimkenSteel had loss carryforwards in the U.S. and various non-U.S. jurisdictions with tax benefits totaling $18.1 million having various expiration dates. TimkenSteel has provided valuation allowances of $11.7 million against these carryforwards. The majority of the non-U.S. loss carryforwards represent local country net operating losses for branches of TimkenSteel or entities treated as branches of TimkenSteel under U.S. tax law. Tax benefits have been recorded for these losses in the United States. The related local country net operating loss carryforwards are offset fully by valuation allowances.
As of December 31, 2014, TimkenSteel had no total gross unrecognized tax benefits, and no amounts which represented unrecognized tax benefits that would favorably impact TimkenSteel’s effective income tax rate in any future periods if such benefits were recognized. As of December 31, 2014, TimkenSteel does not anticipate a change in its unrecognized tax positions during the next 12 months. TimkenSteel had no accrued interest and penalties related to uncertain tax positions as of December 31, 2014. TimkenSteel records interest and penalties related to uncertain tax positions as a component of income tax expense. As of December 31, 2013, TimkenSteel had $0.7 million of total gross unrecognized tax benefits. Included in this amount was $0.4 million, which represented the amount of unrecognized tax benefits that would favorably impact TimkenSteel’s effective income tax rate in any future periods if such benefits were recognized. TimkenSteel had accrued $0.1 million of interest and penalties related to uncertain tax positions as of December 31, 2013. TimkenSteel records interest and penalties related to uncertain tax positions as a component of income tax expense.
The reconciliation of TimkenSteel’s total gross unrecognized tax benefits is as follows:

	Years Ended December 31,
	2014	2013	2012
Beginning balance, January 1	$0.7	$8.0	$8.0
Tax positions related to prior years:
Additions	—	0.3	0.1
Reductions	(0.7)	(6.0)	(0.1)
Settlements	—	(1.6)	—
Ending balance, December 31	$—	$0.7	$8.0
As of December 31, 2014, Timken is subject to examination by the IRS for tax years 2006 to the present. Timken also is subject to tax examination in various U.S. state and local tax jurisdictions for tax years 2006 to the present. Timken also is subject to tax examination in various foreign tax jurisdictions, including Mexico for tax years 2007 to the present, China for tax years 2010 to the present and the United Kingdom for tax years 2011 to the present. TimkenSteel is subject to examination by the IRS for the period June 30, 2014 through December 31, 2014. TimkenSteel also is subject to tax examinations in various foreign tax jurisdictions, including Mexico, China, Poland, Singapore, and the United Kingdom for the period June 30, 2014 through December 31, 2014.